Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies

A discussion of the Partnership’s significant accounting policies can be found in the Partnership’s Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2022 (the “Consolidated Financial Statements for the year ended December 31, 2022”).